Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Short-term borrowings and long-term debt
11.	Short-term borrowings and long-term debt

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2014	2015
Unsecured loans:
with a weighted-average interest rate of 4.22%	105,836
with a weighted-average interest rate of 4.64%		56,008
Secured call money:
with a weighted-average interest rate of 0.10%	6,000
with a weighted-average interest rate of 0.10%		6,000

	111,836	62,008

At March 31, 2015, certain subsidiaries in the Financial Services segment pledged securities investments with a book value of 6,328 million yen as collateral for 6,000 million yen of call money. In addition, marketable securities and securities investments with an aggregate book value of 47,999 million yen were pledged as collateral for cash settlements, variation margins of futures markets and certain other purposes.

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2014	2015
Unsecured loans, representing obligations principally to banks:
Due 2014 to 2024, with interest rates ranging from 0.33% to 5.53% per annum	482,778
Due 2015 to 2024, with interest rates ranging from 0.29% to 5.10% per annum		425,437
Unsecured 1.57% bonds, due 2015, net of unamortized discount	29,997	30,000
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,999	24,999
Unsecured 1.30% bonds, due 2014	110,000
Unsecured 0.55% bonds, due 2016	10,000	10,000
Unsecured 0.66% bonds, due 2017	45,000	45,000
Unsecured 0.43% bonds, due 2018	10,000	10,000
Unsecured 0.86% bonds, due 2018	150,000	150,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured zero coupon convertible bonds, due 2017	118,780
Secured 0.10% loans, due 2016	20,000	20,000
Capital lease obligations and other:
Due 2014 to 2027, with interest rates ranging from 0.36% to 6.35% per annum	90,560
Due 2015 to 2025, with interest rates ranging from 0.36% to 8.07% per annum		66,880
Guarantee deposits received	14,152	12,988

	1,182,566	871,604
Less — Portion due within one year	265,918	159,517

	916,648	712,087

At March 31, 2015, certain subsidiaries in the Financial Services segment pledged marketable securities and securities investments with a book value of 21,590 million yen as collateral for 20,000 million yen of long-term loans.

In March 2012, Sony executed a 1,365 million U.S. dollar unsecured bank loan with a group of lenders having six to ten year maturity terms in connection with acquiring Ericsson’s 50% equity interest in Sony Ericsson. This bank loan utilizes the Japan Bank for International Cooperation (“JBIC”) Facility, which was established to facilitate overseas mergers and acquisitions by Japanese companies as one of the countermeasures against yen appreciation. Of the 1,365 million U.S. dollar loan, 60% or 819 million U.S. dollars is from the JBIC Facility and 40% or 546 million U.S. dollars is from private banks. The terms of this U.S. dollar loan agreement require accelerated repayment of the loan if Sony Corporation or its wholly-owned subsidiaries discontinue the business of mobile devices featuring telephone functionality.

In January 2015, Sony executed its option to redeem all of its outstanding Zero Coupon Convertible Bonds due 2017 at 100% of their principal amount, as permitted under the conditions for early redemption, and the bonds were fully converted into common stock following exercise of the stock acquisition rights.

There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2016	159,517
2017	201,497
2018	129,531
2019	200,923
2020	152,724
Later fiscal years	27,412

Total	871,604

At March 31, 2015, Sony had unused committed lines of credit amounting to 777,127 million yen and can generally borrow up to 180 days from the banks with whom Sony has committed line contracts. Furthermore, at March 31, 2015, Sony has commercial paper programs totaling 860,510 million yen. Sony can issue commercial paper for a period generally not in excess of 270 days up to the size of the programs.